As filed with the Securities and Exchange Commission on May 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

(800) 915-6566
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Guinness Atkinson Alternative Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 95.0%	Value

	Biofuel: 8.3%
734,040	Agri Energy, Ltd. (a)	$195,991
873,837	Babcock & Brown Environmental Investments, Ltd.(a)	777,724
178,770	Biopetrol Industries AG (a)	1,552,264
1,005,100	Carotech Bhd	222,387
25,000	Futurefuel Corporation (a)	187,500
917,127	Natural Fuel, Ltd.(a)	742,047
		3,677,913

	Biomass Energy: 5.5%
843,987	Alkane Energy PLC (a)	290,640
101,622	Environmental Power Corporation (a)	711,354
527,347	Novera Energy, Ltd.(a)	726,399
325,252	Renewable Power & Light PLC (a)	698,165
		2,426,558

	Efficiency: 11.5%
75,318	AgCert International (a)	86,703
344,865	Azure Dynamics Corporation (a)	140,389
278,367	Carmanah Technologies Corporation (a)	728,135
75,168	Echelon Corporation (a)	792,271
40,849	Fuel Systems Solutions, Inc. (a)	756,523
215,265	Railpower Technologies Corporation (a)	124,921
296,900	Trading Emissions PLC (a)	724,457
488,561	VRB Power Systems, Inc.(a)	253,897
571,716	Westport Innovations, Inc. (a)	777,441
37,000	WFI Industries, Ltd.	704,716
		5,089,453

	Fuelcell: 9.3%
128,238	Ballard Power Systems, Inc.(a)	709,156
160,926	Ceres Power Holdings PLC (a)	696,674
90,756	CMR Fuel Cells PLC (a)	255,383
96,708	FuelCell Energy, Inc. (a)	760,125
731,610	Hydrogenics Corporation (a)	695,030
111,519	Mechanical Technology, Inc. (a)	172,854
140,964	Polyfuel, Inc. (a)	127,599
574,882	Quantum Fuel Systems Technologies Worldwide, Inc. (a)	701,356
		4,118,177

	Geothermal: 7.3%
234,246	Geodynamics, Ltd.(a)	202,795
78,082	Geodynamics, Ltd. Rights (a)	3,285
36,219	Ormat Technologies, Inc.	1,519,749
11,730,000	PNOC Energy Development Corporation	1,486,816
		3,212,645

Guinness Atkinson Alternative Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 95.0%	Value

	Hydro: 11.7%
62,067	Boralex, Inc. (a)	$752,620
30,234	Cia Energetica de Minas Gerais - ADR	1,470,884
31,009	Iberdrola SA	1,465,973
32,720	Oesterreichische Elektrizitaetswirtschafts AG	1,466,874
		5,156,351

	Solar: 24.8%
19,230	Conergy AG	1,387,173
11,970	MEMC Electronic Materials, Inc.(a)	725,143
23,090	Q-Cells AG (a)	1,481,783
64,220	Renewable Energy Corporation AS (a)	1,452,738
120,755	SAG Solarstrom AG (a)	674,278
37,778	Solar-Fabrik AG (a)	738,314
1,537,380	Solartron PLC	141,560
18,817	Solarworld AG	1,461,196
13,158	Solon AG Fuer Solartechnik (a)	725,056
41,781	Suntech Power Holdings Co., Ltd. - ADR (a)	1,446,040
85,309	Xantrex Technology, Inc.(a)	691,605
		10,924,886

	Wave/Tidal: 0.8%
146,638	Ocean Power Technologies, Inc. (a)	343,380

	Wind: 15.8%
3,490	Acciona SA	755,962
58,817	Clipper Windpower PLC (a)	798,607
12,500	EDF Energies Nouvelles SA	761,268
44,372	Gamesa Corporation Tecnologica SA	1,606,336
22,633	Nordex AG (a)	728,949
20,177	Theolia SA (a)	822,889
26,815	Vestas Wind Systems A/S (a)	1,502,342
		6,976,353

Guinness Atkinson Alternative Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 95.0%	Value

	Total Common Stocks
	(cost $41,893,455)	$41,925,716

	Warrants: 0.2%
25,000	Futurefuel Corporation Warrant (a)	59,750
53,750	Railpower Technologies Corporation Warrant (a)	13,035
		$72,785

	Total Investments in Securities
	(cost $41,893,455)+: 95.2%	41,998,501
	Other Assets less Liabilities: 4.8%	2,118,523
	Net Assets: 100.0%	$44,117,024

ADR	American Depository Receipt
(a)	Non-income producing security.
+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$41,893,460
Gross tax unrealized appreciation	3,988,270
Gross tax unrealized depreciation	(3,883,229)
Net tax unrealized appreciation	$105,041

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Asia Focus Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 100.6%	Value

	China: 23.1%
1,042,000	Angang Steel Co., Ltd.	$1,808,347
29,000	China Coal Energy Co.(a)	30,991
1,014,000	China Shipping Development Co., Ltd.	1,546,923
336,000	Dongfang Electrical Machinery Co., Ltd.	1,397,581
510,000	Guangzhou R&F Properties Co., Ltd.	1,135,727
207,000	Haitian International Holdings, Ltd.(a)	116,567
1,306,000	Jiangxi Copper Co., Ltd.	1,581,207
1,088,000	PetroChina Co., Ltd.	1,290,812
1,450,000	Shenzhen Expressway Co., Ltd.	911,179
1,564,800	Yanzhou Coal Mining Co., Ltd.	1,498,010
		11,317,344
	Hong Kong: 21.7%
470,000	Chen Hsong Holdings, Ltd.	306,777
204,000	China Mobile, Ltd.	1,855,020
1,342,000	CNOOC, Ltd.	1,176,515
1,752,000	CNPC Hong Kong, Ltd.	874,487
2,524,000	Denway Motors, Ltd.	1,101,535
146,840	Esprit Holdings, Ltd.	1,722,389
1,860,000	Fittec International Group, Ltd.	238,050
45,892	HSBC Holdings PLC	797,611
165,000	Kingboard Chemical Holdings, Ltd.	693,703
7,500	Kingboard Laminates Holdings, Ltd. (a)	7,228
468,000	Sino Land Co.	1,007,456
1,832,000	Solomon Systech International, Ltd.	288,393
1,307,000	Victory City International Holdings, Ltd.	543,642
		10,612,806

	Indonesia: 3.2%
1,460,000	Telekomunikasi Indonesia Tbk PT	1,576,000

	Malaysia: 9.1%
329,700	Digi.Com Bhd	1,783,193
223,000	IOI Corp. Bhd	1,425,394
246,000	Resorts World Bhd	1,223,774
		4,432,361

	Singapore: 4.1%
479,000	Indofood Agri Resources, Ltd.	369,409
689,600	Jurong Technologies Industrial Corporation, Ltd.	347,732
595,650	Singapore Telecommunications, Ltd.	1,287,807
		2,004,948

Guinness Atkinson Asia Focus Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 100.6%	Value

	South Korea: 15.8%
7,400	Hyundai Mobis, Ltd.	$1,364,690
10,820	Korea Zinc Co., Ltd.	1,155,835
15,920	KT&G Corporation	1,040,689
4,250	POSCO	1,784,386
2,390	Samsung Electronics Co., Ltd.	1,430,240
17,000	Shinhan Financial Group, Ltd	975,765
		7,751,605

	Taiwan: 19.1%
1,109,328	China Steel Corporation	1,250,466
519,031	Compal Electronics, Inc.	439,192
632,082	Coretronic Corporation	872,957
227,115	HON HAI Precision Industry Co., Ltd.	1,523,709
225,959	Novatek Microelectronics Corporation Ltd.	976,493
177,000	Shin Zu Shing Co., Ltd.	1,139,347
675,178	Taiwan Semiconductor Manufacturing Co., Ltd.	1,385,451
1,160,791	Wistron Corporation	1,761,007
		9,348,622

	Thailand: 4.5%
199,500	Electricity Generating PCL	559,079
1,220,000	Hana Microelectronics PCL	915,785
289,000	PTT Exploration & Production PCL	743,781
		2,218,645
	Total Common Stocks
	(cost $39,850,261)	$49,262,331

	Total Investments in Securities
	(cost $39,850,261)+: 100.6%	49,262,331
	Liabilities in excess of Other Assets: (0.6%)	(268,709)
	Net Assets: 100.0%	$48,993,622

(a)	Non-income producing security.
+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$39,852,175
Gross tax unrealized appreciation	11,265,608
Gross tax unrealized depreciation	(1,855,452)
Net tax unrealized appreciation	$9,410,156

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SCHEDULE OF INVESTMENTS BY INDUSTRY
at March 31, 2007 (Unaudited)
GUINNESS ATKINSON ASIA FOCUS FUND

% of
Industry	Net Assets

Telecommunication Services	13.3%
Steel-Producers	9.9%
Electronic Components	8.5%
Semiconductors	5.9%
Oil Exploration & Production	5.7%
Metal Processors & Fabrication	5.6%
Transportation	5.0%
Computers	4.5%
Real Estate Operation/Development	4.4%
Commercial Banks Non-US	3.6%
Distribution/Wholesale	3.5%
Coal	3.1%
Agricultural Operations	2.9%
Power Conv/Supply Equip	2.9%
Shipbuilding	2.8%
Oil/Integrated	2.6%
Entertainment	2.5%
Non-Ferrous Metals	2.4%
Auto-Cars/Light Trucks	2.2%
Tobacco	2.1%
Circuit Boards	1.9%
Chemicals-Other	1.4%
Electric-Generation	1.1%
Textile-Products	1.1%
Machinery - General Industry	0.9%
Food-Miscellaneous	0.8%

Total Investments in Securities	100.6%
Liabilities in excess of Other Assets	(0.6%)
Net Assets	100.00%

Guinness Atkinson Asia Pacific Dividend Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 90.9%	Value

	Australia: 7.3%
13,500	CSR, Ltd.	$37,247
1,410	Incitec Pivot, Ltd.	56,471
11,800	Onesteel, Ltd.	49,264
		142,982

	China: 14.0%
34,000	Angang Steel Co., Ltd.	59,005
34,000	China Shipping Development Co., Ltd.	51,869
5,000	Haitian International Holdings, Ltd.(a)	2,816
1,000	People's Food Holdings, Ltd.	989
44,000	PetroChina Co., Ltd.	52,202
86,000	Shenzhen Expressway Co., Ltd.	54,042
56,000	Yanzhou Coal Mining Co., Ltd.	53,610
		274,533

	Hong Kong: 18.3%
9,600	Bank of East Asia, Ltd.	55,842
7,000	CLP Holdings, Ltd.	51,110
5,000	Esprit Holdings, Ltd.	58,649
600	HSBC Holdings Plc - ADR	52,141
24,000	Industrial and Commercial Bank of China Asia, Ltd.	52,524
192,000	Solomon Systech International, Ltd.	30,225
8,000	Vtech Holdings, Ltd.	57,695
		358,186

	Indonesia: 2.8%
50,500	Telekomunikasi Indonesia Tbk PT	54,512

	Malaysia: 3.1%
11,400	Digi.Com Bhd	61,656

	New Zealand: 2.6%
11,400	New Zealand Refining Co., Ltd.	50,097

	Singapore: 5.1%
88,000	Jurong Technologies Industries	44,374
4,000	United Overseas Bank, Ltd	55,369
		99,743

	South Korea: 8.4%
600	Kookmin Bank	53,827
780	KT&G Corporation	50,989
140	POSCO	58,779
		163,595

Guinness Atkinson Asia Pacific Dividend Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 90.9%	Value

	Taiwan: 16.3%
45,910	China Steel Corporation	$51,751
55,734	Compal Electronics, Inc.	47,161
17,400	Depo Auto Parts Ind Co., Ltd.	54,161
36,096	Greatek Electronics, Inc.	53,233
12,549	Novatek Microelectronics Corporation, Ltd.	54,231
9,000	Shin Zu Shing Co., Ltd.	57,933
		318,470

	Thailand: 13.0%
115,000	Delta Electronics Thai	50,315
58,400	Hana Microelectronics PCL	43,838
161,300	Krung Thai Bank PCL	55,812
106,200	Thai Plastic & Chemical PCL	53,146
126,500	Thanachart Captial PCL	51,005
		254,116
	Total Common Stocks
	(cost $1,622,249)	$1,777,890

	Total Investments in Securities
	(cost $1,622,249)+: 90.9%	1,777,890
	Other Assets less Liabilities: 9.1%	177,321
	Net Assets: 100.0%	$1,955,211

ADR	American Depository Receipt
(a)	Non-income producing security.
+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$1,628,447
Gross tax unrealized appreciation	218,643
Gross tax unrealized depreciation	(69,200)
Net tax unrealized appreciation	$149,443

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SCHEDULE OF INVESTMENTS BY INDUSTRY
at March 31, 2007 (Unaudited)
GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
% of
Industry	Net Assets

Commercial Banks Non-US	16.7%
Steel-Producers	11.2%
Telecommunication Services	8.9%
Semiconductors	7.0%
Transportation	5.4%
Electronic Components	4.8%
Distribution/Wholesale	3.0%
Metal Processors & Fabrications	3.0%
Agricultural Chemicals	2.9%
Auto/Truck Parts & Equipment Replacement	2.8%
Coal	2.7%
Chemicals-Plastics	2.7%
Oil/Integrated	2.7%
Electric-Integrated	2.6%
Finance-Commercial	2.6%
Tobacco	2.6%
Oil Refining & Marketing	2.6%
Computers	2.4%
Circuit Boards	2.2%
Building & Construction Production	1.9%
Machinery-General Industry	0.1%
Food-Meat Products	0.1%

Total Investments in Securities	90.9%
Other Assets less Liabilities	9.1%
Net Assets	100.00%

Guinness Atkinson China & Hong Kong Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 99.9%	Value

	Agricultural Operations: 1.9%
3,984,000	Chaoda Modern Agriculture	$2,794,179

	Auto - Cars/Light Trucks: 2.8%
9,314,000	Denway Motors, Ltd.	4,064,854

	Coal: 3.9%
81,000	China Coal Energy Co. (a)	86,562
5,953,200	Yanzhou Coal Mining Co., Ltd.	5,699,102
		5,785,664
	Commercial Banks: 6.9%
253,850	Dah Sing Financial Holdings, Ltd.	2,215,725
358,363	HSBC Holdings PLC	6,228,412
145,400	Wing Hang Bank, Ltd.	1,790,168
		10,234,305
	Distribution/Wholesale: 4.1%
519,071	Esprit Holdings, Ltd	6,088,546

	Diversified Operations: 5.3%
249,500	Swire Pacific, Ltd - Class A	2,800,429
3,724,000	Tianjin Development Holdings, Ltd.	2,816,771
579,000	Wharf Holdings, Ltd.	2,148,973
		7,766,173
	Electric - Integrated: 2.1%
431,000	CLP Holdings, Ltd.	3,146,932

	Electronics: 2.7%
950,000	Kingboard Chemicals Holdings, Ltd.	3,994,049
43,181	Kingboard Laminates Holdings, Ltd.(a)	41,614
		4,035,663
	Fisheries: 1.7%
884,000	China Fishery Group, Ltd.	2,505,570

	Machinery - Diversified: 1.8%
3,510,000	Chen Hsong Holdings, Ltd.	2,291,035
588,000	Haitian International Holdings, Ltd.(a)	331,119
		2,622,154
	Medical - Drugs: 0.0%
1,240,000	Far East Pharmaceutical Technology (a,b,c)	-

	Metal - Processors & Fabercations: 3.5%
4,316,000	Jiangxi Copper Co., Ltd.	5,225,489

Guinness Atkinson China & Hong Kong Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 99.9%	Value

	Oil & Gas: 15.2%
10,957,000	CNOOC, Ltd.	$9,605,868
6,210,000	CNPC Hong Kong, Ltd.	3,099,635
8,256,000	PetroChina Co., Ltd.	9,794,986
		22,500,489
	Petrochemicals: 3.2%
5,570,000	China Petroleum & Chemical Corporation	4,712,062

	Power Conversion/Supply Equipment: 4.3%
1,510,000	Dongfang Electrical Machinery Co., Ltd.	6,280,796

	Real Estate: 10.5%
2,302,000	Guangzhou R&F Properties Holdings, Ltd.	5,126,358
200,000	Hopewell Holdings, Ltd.	778,140
4,800,000	Midland Holdings, Ltd.	3,059,320
1,624,000	Sino Land Co.	3,495,960
1,330,000	Wheelock & Co., Ltd.	2,982,223
		15,442,001
	Rental Auto/Equipment: 1.6%
925,000	Cosco Pacific, Ltd.	2,291,931

	Retail: 0.2%
698,000	Glorious Sun Enterprises, Ltd.	339,464

	Semiconductor Components - Integrated Circuits: 1.4%
7,070,000	FITTEC International Group, Ltd.	904,844
7,816,000	Solomon Systech International, Ltd.	1,230,394
		2,135,238
	Steel Producers: 6.3%
5,366,000	Angang New Steel Co., Ltd.	9,312,467

	Telecommunications: 10.5%
1,335,000	China Mobile, Ltd.	12,139,471
473,000	Vtech Holdings, Ltd.	3,411,218
		15,550,689
	Textiles: 1.5%
5,512,000	Victory City International Holdings, Ltd.	2,292,699

	Transportation: 7.0%
2,621,000	China Shipping Container Lines Co., Ltd.	1,019,753
4,510,000	China Shipping Development Co., Ltd.	6,880,297
3,784,000	Shenzhen Expressway Co., Ltd.	2,377,864
235,050	Tianjin Port Development Holdings, Ltd.	95,663
		10,373,577

Guinness Atkinson China & Hong Kong Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 99.9%	Value

	Water Treatment Systems: 1.5%
2,628,000	Bio-Treat Technology, Ltd.	$1,455,092
1,126,000	Sinomem Technology, Ltd.	731,072
		2,186,164
	Total Common Stocks
	(cost $103,162,357)	$147,687,106

	Warrants: 0.0%
100	Surface Mount Technology Holdings Ltd, warrants, Exp 8/29/09 (a)	1

	Total Investments in Securities
	(cost $103,162,357)+: 99.9%	147,687,107
	Other Assets less Liabilities: 0.1%	100,400
	Net Assets: 100.0%	$147,787,507

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued under direction of the Board of Trustees.
+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$103,641,576
Gross tax unrealized appreciation	48,099,254
Gross tax unrealized depreciation	(4,053,723)
Net tax unrealized appreciation	$44,045,531

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Global Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 99.2%	Value

	Coal: 3.3%
44,330	Peabody Energy Corporation	$1,783,839

	Machinery - General Industry: 0.3%
299,356	Shandong Molong Petroleum Machinery Co., Ltd.	137,159

	Oil & Gas: 6.8%
24,626	Chevron Corporation	1,821,339
21,115	Petroleo Brasileiro SA - ADR	1,886,625
		3,707,964
	Oil & Gas - Drilling: 9.7%
35,682	Ensign Energy Services, Inc.	598,022
28,760	GlobalSantaFe Corporation	1,773,917
77,370	Patterson-UTI Energy, Inc.	1,736,183
14,890	Todco (a)	600,514
11,810	Unit Corporation (a)	597,468
		5,306,104
	Oil & Gas - Exploration & Production: 30.2%
99,000	Afren PLC (a)	105,199
42,770	Anadarko Petroleum Corporation	1,838,255
26,009	Apache Corporation	1,838,836
37,158	Canadian Oil Sands Trust	909,523
2,116,000	CNOOC Ltd.	1,855,071
364,358	Coastal Energy Co. (a)	211,442
31,759	Dragon Oil PLC (a)	110,148
35,936	EnCana Corporation	1,817,732
308,000	EnCore Oil PLC (a)	109,095
67,091	Granby Oil & Gas PLC (a)	78,553
6,200	Grey Wolf Exploration, Inc. (a)	15,251
600	Imperial Energy Corporation PLC (a)	17,746
29,941	Nexen, Inc.	1,833,961
105,088	OPTI Canada, Inc. (a)	1,809,492
39,030	Plains Exploration & Production Co. (a)	1,761,814
42,200	Synenco Energy, Inc. (a)	433,861
45,711	Whiting Petroleum Corporation (a)	1,801,471
		16,547,450
	Oil & Gas - Field Services: 3.4%
49,780	Helix Energy Solutions Group, Inc. (a)	1,856,296

Guinness Atkinson Global Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 99.2%	Value

	Oil & Gas - Producers: 20.4%
26,328	ConocoPhillips	$1,799,519
37,608	Occidental Petroleum Corporation	1,854,450
29,133	OMV AG	1,834,952
47,430	Petro-Canada	1,854,804
45,120	Pioneer Natural Resources Co.	1,945,124
55,547	Sasol, Ltd.	1,889,414
		11,178,263
	Oil Refining & Marketing: 6.7%
25,830	Sunoco, Inc.	1,819,465
18,410	Tesoro Corporation	1,848,916
		3,668,381
	Oil/Integrated: 18.4%
170,285	BP PLC	1,849,679
32,443	Hess Corporation	1,799,613
48,908	Imperial Oil, Ltd.	1,813,047
54,971	Royal Dutch Shell PLC	1,828,482
68,300	Statoil ASA	1,859,658
12,399	Suncor Energy, Inc.	943,461
		10,093,940
	Total Common Stocks
	(cost $46,543,403)	$54,279,396

	Total Investments in Securities
	(cost $46,543,403)+: 99.2%	54,279,396
	Other Assets less Liabilities: 0.8%	416,519
	Net Assets: 100.0%	$54,695,915

ADR	American Depository Receipt
(a)	Non-income producing security.
+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$47,847,706
Gross tax unrealized appreciation	7,835,554
Gross tax unrealized depreciation	(1,403,864)
Net tax unrealized appreciation	$6,431,690

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Global Innovators Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 98.2%	Value

	Aerospace/Defense: 3.9%
18,000	L-3 Communications Holdings, Inc.	$1,574,460

	Auto Manufacturers: 3.6%
20,490	Honda Motor Company - ADR	714,486
5,750	Toyota Motor Corporation - ADR	736,920
		1,451,406
	Commercial Banks: 10.6%
29,300	Citigroup, Inc.	1,504,262
22,434	State Street Corporation	1,452,602
92,940	TD Ameritrade Holding Corporation (a)	1,382,947
		4,339,811
	Communications Equipment: 3.8%
68,372	Nokia Corporation - ADR	1,567,086

	E-Commerce/Products: 7.5%
38,100	Amazon.Com, Inc. (a)	1,515,999
46,410	eBay, Inc. (a)	1,538,492
		3,054,491
	Electrical Components & Equipment: 3.7%
4,990	Samsung Electronics Co., Ltd. - GDR 144A (b)	1,518,208

	Electronic Computers: 3.5%
3,854,000	Lenovo Group, Ltd.	1,410,692

	Fire, Marine, and Casualty Insurance: 3.7%
22,665	American International Group, Inc.	1,523,541

	Internet Content/Information: 4.2%
67,310	Infospace, Inc. (a)	1,727,847

	Oil & Gas Producers: 7.9%
24,650	BP PLC- ADR	1,596,088
23,790	Schlumberger, Ltd.	1,643,889
		3,239,977
	Pharmaceuticals: 1.9%
30,330	Pfizer, Inc.	766,136

	Prepackaged Software: 13.2%
65,200	Check Point Software Technologies, Ltd. (a)	1,452,656
26,908	Microsoft Corporation	749,926
93,110	Oracle Corporation (a)	1,688,083
78,170	Parametric Technology Corporation (a)	1,492,265
		5,382,930

Guinness Atkinson Global Innovators Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 98.2%	Value

	Radio & TV Communications Equipment: 3.7%
29,708	Sony Corporation ADR	$1,499,957

	Radiotelephone Communications: 1.8%
27,215	Vodafone Group PLC ADR	730,995

	Ready-Mixed Concrete: 3.4%
42,574	Cemex SA de CV - ADR (a)	1,394,299

	Semiconductors: 10.6%
81,060	Applied Materials, Inc.	1,485,019
47,680	Nvidia Corporation (a)	1,372,230
137,282	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,475,782
		4,333,031
	Telecommunication Services: 3.6%
448,683	Cable & Wireless PLC	1,470,942

	Telecommunications: 4.0%
183,470	Qwest Communications International, Inc. (a)	1,649,395

	Variety Store: 3.6%
27,140	Costco Wholesale Corporation	1,461,218

	Total Common Stocks
	(cost $32,612,933)	$40,096,422

	Total Investments in Securities
	(cost $32,612,933)+: 98.2%	40,096,422
	Other Assets less Liabilities: 1.8%	742,913
	Net Assets: 100.0%	$40,839,335

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.
+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$33,463,327
Gross tax unrealized appreciation	6,920,017
Gross tax unrealized depreciation	(286,922)
Net tax unrealized appreciation	$6,633,095

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guinness Atkinson Funds

By (Signature and Title) /s/ James J. Atkinson, Jr.
James J. Atkinson, Jr., President

Date               05/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/  James J. Atkinson, Jr.
James J. Atkinson, Jr., President

Date               05/22/07

By (Signature and Title) /s/ Michael Ricks
Michael Ricks, Treasurer

Date               05/26/07